Income (Loss) Per Share (Summary of Computation of Diluted Income Per Share) (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) allocated to common stockholders is not adjusted for:
Income (loss) attributable to redeemable noncontrolling interests in operating partnership	$ (37,350)	$ (5,084)	$ (55,021)	$ (13,663)	$ (28,932)	$ (29,313)	$ (21,642)
Total	$ (37,350)	$ (4,726)	$ (55,021)	$ (12,834)	$ (27,656)	$ (28,419)	$ (20,290)
Weighted average diluted shares are not adjusted for:
Antidilutive securities excluded (in shares)	1,823	1,931	1,893	1,908	1,922	1,796	1,798
Redeemable Noncontrolling Interests in Operating Partnership
Weighted average diluted shares are not adjusted for:
Preferred stock dividends in arrears	$ 1,600		$ 1,600
Restricted shares
Income (loss) allocated to common stockholders is not adjusted for:
Income allocated to unvested shares	$ 0	$ 263	$ 0	$ 544	$ 801	$ 844	$ 959
Weighted average diluted shares are not adjusted for:
Antidilutive securities excluded (in shares)	0	1	12	12	7	11	38
Performance stock units
Income (loss) allocated to common stockholders is not adjusted for:
Income allocated to unvested shares	$ 0	$ 95	$ 0	$ 285	$ 475	$ 50	$ 393
Weighted average diluted shares are not adjusted for:
Antidilutive securities excluded (in shares)	0	0	0	14	7	25	26
Redeemable Noncontrolling Interests in Operating Partnership
Weighted average diluted shares are not adjusted for:
Antidilutive securities excluded (in shares)	1,823	1,930	1,881	1,882	1,908	1,760	1,734